Expense Example - Allspring Alternative Risk Premia Fund - R6 and Institutional Class - Alternative Risk Premia Fund	Jun. 30, 2025 USD ($)
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,138
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	$ 1,254